SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Dec. 31, 2023	Jul. 02, 2021
Property, Plant and Equipment [Line Items]
Salvage value in percentage	0.00%
Short-Term Debt, Percentage Bearing Variable Interest Rate	5.88%
Minimum [Member]
Property, Plant and Equipment [Line Items]
Retention revenue in percentage	5.00%
Maximum [Member]
Property, Plant and Equipment [Line Items]
Retention revenue in percentage	10.00%
Wang And Lee Group Inc [Member]
Property, Plant and Equipment [Line Items]
Equity interest ownership percentage		100.00%
Wang And Lee Group Inc [Member] | Sau Lee Shirley Kam [Member]
Property, Plant and Equipment [Line Items]
Equity interest ownership percentage		99.00%
Wang And Lee Group Inc [Member] | Pui Lung Ho [Member]
Property, Plant and Equipment [Line Items]
Equity interest ownership percentage		1.00%